Expense Example - FidelityGrowthStrategiesFund-RetailPRO - FidelityGrowthStrategiesFund-RetailPRO - Fidelity Growth Strategies Fund - Fidelity Growth Strategies Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930